SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (Parenthetical)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 MYR (RM)	Aug. 20, 2024 USD ($)	Aug. 20, 2024 MYR (RM)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 MYR (RM)	Jul. 15, 2023 USD ($)	Jul. 15, 2023 MYR (RM)	Jul. 10, 2023 USD ($)	Jul. 10, 2023 MYR (RM)	Jun. 12, 2023 USD ($)	Jun. 12, 2023 MYR (RM)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 MYR (RM)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 MYR (RM)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 MYR (RM)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 MYR (RM)	Oct. 01, 2022 USD ($)	Oct. 01, 2022 MYR (RM)	Aug. 01, 2022 USD ($)	Aug. 01, 2022 MYR (RM)	Jun. 19, 2022 USD ($)	Jun. 19, 2022 MYR (RM)
Contract price.	$ 26,300,000	RM 108,200,000
Intangible assets	44,502,458				$ 39,666,050
AR Travel App [Member]
Intangible assets	1,910,000	7,880,000
VR Content Design and Systems [Member]
Intangible assets	2,780,000	11,450,000
AI Chatbot System [Member]
Intangible assets	2,280,000	9,380,000
Sky Top Asia Pacific Limited Agreement [Member]
Contract price.	2,400,000
Speedprop Global Sdn Bhd [Member]
Contract price.	800,000	3,200,000																							$ 2,300,000	RM 10,800,000
Prepayments	1,700,000	7,900,000			1,700,000	RM 7,900,000
Waiver for unpaid balance			$ 600,000	RM 2,900,000															$ 500,000	RM 2,000,000
Intangible assets	1,700,000	7,900,000
ARX Media Sdn Bhd [Member]
Contract price.	3,100,000	12,700,000			500,000	2,300,000					$ 3,600,000	RM 15,000,000.0									$ 53,100,000	RM 218,750,000	$ 3,300,000	RM 14,000,000
Prepayments					19,400,000	80,000,000
Intangible assets	2,800,000	11,400,000
Prepayment	2,800,000	11,400,000			2,800,000	11,400,000
ARX Media Sdn Bhd [Member] | First Installment [Member]
Prepayments	28,400,000	117,000,000.0			$ 25,200,000	RM 111,000,000.0
Boring Lark Sdn Bhd [Member]
Contract price.	500,000																		$ 2,400,000	RM 10,000,000
Prepayments		2,000,000.0													$ 1,900,000	RM 8,000,000
Intangible assets															$ 1,900,000	RM 8,000,000
Teclutions Sdn Bhd [Member]
Contract price.	29,119	120,000
Teclutions Sdn Bhd [Member] | Agreement One [Member]
Contract price.																	$ 200,000	RM 600,000
Intangible assets	100,000	500,000
Prepayment																	$ 100,000	RM 500,000
Teclutions Sdn Bhd [Member] | Agreement Two [Member]
Contract price.													$ 300,000	RM 1,000,000
Prepayments													$ 200,000	RM 900,000
Intangible assets	200,000	900,000
Teclutions Sdn Bhd [Member] | Agreement Three [Member]
Contract price.									$ 200,000	RM 700,000
Prepayments	100,000	400,000
Teclutions Sdn Bhd [Member] | Agreement Four [Member]
Contract price.							$ 300,000	RM 1,000,000
Prepayments	100,000	500,000
ARX Media Sdn Bhd Software Application Design and Development [Member]
Contract price.	800,000	3,200,000
Teclutions Sdn Bhd Develop Getbats [Member]
Contract price.	84,931	400,000
Teclutions of Promotion and Development [Member]
Contract price.	$ 100,000	RM 500,000